Property and Equipment, Net (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Property, Plant and Equipment [Line Items]
Depreciation expense					$ 9,000	$ 9,000
Proceeds from sales of property and equipment						55,000	42,500
Proceeds from the sale of manufacturing equipment, amount recognized in other income						55,000	42,500
Gain on sale of equipment	$ 0	$ 0	$ 0	$ 2,000	$ 3,000	$ 55,000